Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforward, federal taxes	$ 18,850,000
Net operating loss carryforward, state taxes	$ 12,300,000
Year of expiration of operating loss carryforward, federal taxes	2029
Year of expiration of operating loss carryforward, state taxes	2024